Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) $ in Thousands	Dec. 31, 2022 TWD ($)
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 2,349,164
Trade and other receivables	4,434,296
Inventories	4,836,819
Property, plant and equipment	2,882,720
Intangible assets	1,541,155
Others	1,919,118
Trade and other payables	(4,575,720)
Borrowings and bonds payables	(356,417)
Others	(3,155,051)
Fair value of identifiable net assets acquired	9,876,084
ITGEU
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	68,719
Trade and other receivables	41,832
Property, plant and equipment	94
Intangible assets	32
Others	2,828
Trade and other payables	(29,165)
Others	(858)
Fair value of identifiable net assets acquired	83,482
SER [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	18,850
Trade and other receivables	40,671
Inventories	375,912
Property, plant and equipment	37,672
Intangible assets	368
Others	186,377
Trade and other payables	(214,883)
Others	(227,048)
Fair value of identifiable net assets acquired	$ 217,919